Note 11 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - Not Designated as Hedging Instrument [Member] - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Gain (loss) on derivatives	$ (564,631)	$ (2,885)
Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	(582,850)	41,435
Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ 18,219	$ (44,320)